Income and Expenses - Summary of Financing Costs (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Interest on loans and other related items (Notes 20 and 27)	₱ 8,307	₱ 7,830	₱ 7,522
Accretion on financial liabilities (Note 20)	145	219	230
Financing charges	139	137	168
Capitalized interest (Note 9)	(1,524)	(816)	(566)
Total financing costs	₱ 7,067	₱ 7,370	₱ 7,354